EXHIBIT 99.1

John Deere Owner Trust 2012

Statement to Noteholders

$304,000,000   Class A-1 0.37859% Asset Backed Notes due March 15, 2013

$255,000,000   Class A-2 0.59000% Asset Backed Notes due June 16, 2014

$343,000,000   Class A-3 0.75000% Asset Backed Notes due March 15, 2016

$96,762,000   Class A-4 0.99000% Asset Backed Notes due June 15, 2018

$33,551,144  Asset Backed Certificates

Payment Date:			16-Jul-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$152,205,924.37
		(ii)	A-1 Note Pool Factor:	0.5006774

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$255,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$343,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$23,453,862.14
		per $1,000 original principal amount:		$77.15

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$23,453,862.14

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$49,620.36
			per $1,000 original principal amount:	$0.16

		(ii)	Class A-2 Notes:	$125,375.00
			per $1,000 original principal amount:	$0.49

		(iii)	Class A-3 Notes:	$214,375.00
			per $1,000 original principal amount:	$0.63

		(iv)	Class A-4 Notes:	$79,828.65
			per $1,000 original principal amount:	$0.83

		(v)	Total:	$469,199.01

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$885,464,187.86
		(ii)	at end of related Collection Period:	$860,716,618.30

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$880,519,068.52
		(ii)	at end of related Collection Period:	$857,065,206.38

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$950,817,083.75
		(ii)	at end of related Collection Period:	$923,679,390.80

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$128,752,062.23
		(ii)	A-1 Note Pool Factor:	0.4235265

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$255,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$343,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$737,886.82
	per $1,000 original principal amount:			$0.71
	(a)	Amount of Servicing Fee earned:		$737,886.82
	(b)	Amount of Servicing Fee paid:		$737,886.82
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,163,388.93
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.25%

(10)	(i)	Aggregate amount of net losses for the collection period:		$97,200.29
	(ii)	Cumulative amount of net losses:		$102,526.09
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$386,622.16
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%